Carrying Amount of Intangible Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 2,892,874	$ 3,075,516
Accumulated amortization	970,372	589,507
Net carrying value	1,922,502	2,486,009
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	13,684	14,547
Accumulated amortization	10,642	6,465
Net carrying value	3,042	8,082
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	2,879,190	3,060,969
Accumulated amortization	959,730	583,042
Net carrying value	$ 1,919,460	$ 2,477,927